Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 SecurityLoan	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans	42,542	44,733	79,262
Pre-Modification Outstanding Loan Balance	$ 1,809	$ 2,158	$ 3,515
Post-Modification Outstanding Loan Balance	1,781	2,058	3,394
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2,027	2,429	4,843
Pre-Modification Outstanding Loan Balance	238	166	307
Post-Modification Outstanding Loan Balance	203	155	272
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	78	165	312
Pre-Modification Outstanding Loan Balance	80	205	493
Post-Modification Outstanding Loan Balance	71	198	461
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2,089	2,179	4,616
Pre-Modification Outstanding Loan Balance	271	309	638
Post-Modification Outstanding Loan Balance	274	304	623
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	26,511	26,669	49,320
Pre-Modification Outstanding Loan Balance	144	160	241
Post-Modification Outstanding Loan Balance	145	161	255
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2,833	4,290	10,461
Pre-Modification Outstanding Loan Balance	61	103	279
Post-Modification Outstanding Loan Balance	61	102	275
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	33,538	35,732	69,552
Pre-Modification Outstanding Loan Balance	794	943	1,958
Post-Modification Outstanding Loan Balance	754	920	1,886
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	8,961	8,878	9,518
Pre-Modification Outstanding Loan Balance	1,000	1,121	1,280
Post-Modification Outstanding Loan Balance	1,013	1,066	1,245
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	43	123	192
Pre-Modification Outstanding Loan Balance	15	94	277
Post-Modification Outstanding Loan Balance	$ 14	$ 72	$ 263